Issuance of Shares - Schedule of Issuance of Shares (Details)	9 Months Ended
Sep. 30, 2025 MYR (RM) shares
Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance (in Shares) | shares	10,800,000
Balance	RM 1,145,780
Issuance of ordinary shares upon IPO, net (in Shares) | shares	200,000
Issuance of ordinary shares upon IPO, net
Issuance of shares from Sagtec Global Limited
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	(10,800,000)
Re-designation of ordinary shares into Class A and Class B	RM (1,145,780)
Balance
Class A Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance
Issuance of ordinary shares upon IPO, net (in Shares) | shares	1,750,000
Issuance of ordinary shares upon IPO, net	RM 20,012,328
Issuance of shares from Sagtec Global Limited (in Shares) | shares	200,000
Issuance of shares from Sagtec Global Limited
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	8,800,000
Re-designation of ordinary shares into Class A and Class B	RM 1,145,780
Balance (in Shares) | shares	10,750,000
Balance	RM 21,158,108
Class B Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance
Issuance of ordinary shares upon IPO, net
Issuance of shares from Sagtec Global Limited
Re-designation of ordinary shares into Class A and Class B (in Shares) | shares	2,000,000
Re-designation of ordinary shares into Class A and Class B
Balance (in Shares) | shares	2,000,000
Balance